SEGMENTED INFORMATION (Details 3) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Plant, equipment and mining properties - Mexico	$ 34,475	$ 35,239
Plant, equipment and mining properties - Canada	371	419
Total plant, equipment and mining properties	$ 34,846	$ 35,658